Shareholders' Equity (Details) - Schedule of Share Capital - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Ordinary shares of no par value, Authorized	60,000,000	60,000,000
Ordinary shares of no par value, Issued and outstanding	15,379,042	11,781,963